LEASE	3 Months Ended
Mar. 31, 2021
LEASE
NOTE 4 - LEASE

The Company leased office under various non-cancelable operating leases expiring at the term of 2 years, through December 31, 2022.

Right of use assets and lease liability – right of use are as follows:

	March 31 2021	December 31, 2020
		(Audited)

Right-of-use assets	$45,241	$-

The lease liability – right of use is as follows:

	March 31 2021	December 31, 2020
		(Audited)

Current portion	$24,827	$-
Non-current portion	19,310	-

Total lease liabilities	44,137	-

As of March 31, 2021, the operating lease payment of $27,034 will become matured in the next 12 months.